TAXES AND PAYROLL CHARGES PAYABLE	12 Months Ended
Dec. 31, 2025
Disclosure Of Taxes And Payroll Charges [abstract]
TAXES AND PAYROLL CHARGES PAYABLE	TAXES AND PAYROLL CHARGES PAYABLE

		12.31.2025	12.31.2024
INSS (social security contribution)	(i)	29.4	22.9
IRRF (withholding tax)		26.1	11.9
Value added tax (“VAT”)		6.5	9.0
PIS and COFINS		1.0	0.9
IPI (manufacturing tax)		1.1	0.9
Taxes refinancing program		0.1	0.1
Service tax (“ISS”)		2.1	1.5
FGTS (government employee severance indemnity fund)		5.8	4.6
Social Security		0.9	0.6
Others		2.4	2.6
		75.4	55.0
Current		63.3	45.8
Non-current		12.1	9.2
(i)The Company filed judicial and administrative claims questioning certain social contribution issues including levy of social contribution on 1/3 of vacation and other compensation payments, and the right not to pay social security contributions according to the system established by Law 12.546/2011 in the year of 2018 for one of its subsidiaries. The amount involved and respectively provisioned is US8.9 (2024: US$7.2).